Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 118,788,375.00
Previously Paid Amount	0.00
Total Fee Amount	16,404.67
Total Offset Amount	0.00
Net Fee	$ 16,404.67